Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 8 – LEASES

The Company leases retail store facilities, distribution centers and warehouses under non-cancellable operating leases, with terms ranging from one to 15 years, as well as finance leases for software, equipment, and furniture with a term of five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities.

Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

Operating Leases

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Operating lease right-of-use lease assets	$7,935,439	$6,031,284

Operating lease liabilities – current	$2,433,468	$2,068,399
Operating lease liabilities – non-current	5,670,073	4,003,366
Total operating lease liabilities	$8,103,541	$6,071,765

Other supplemental information for all of operating leases as of March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.94	4.00
Weighted average discount rate (1)	5.49%	6.36%
Gains on sales and leaseback transactions (2)	2,512,565	-

(1)	The Company used incremental borrowing rates ranging from 2.03% to 6.69% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.48% for its lease contracts in Hong Kong; incremental borrowing rates ranging from 2.25% to 5.25% for its lease contracts in Canada; and incremental borrowing rates of 8.50% and 5.34% for its lease contracts in the United States and Australia, respectively.

(2)	On March 10, 2026, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a related party, DinnerBank Co., Ltd. (the “Buyer”). Pursuant to the agreement, the Company sold its warehouse in Japan including the building and land to the Buyer for a total consideration of ¥1,250.0 million. On March 18, 2026, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same premises for warehousing space and directly-operated physical stores for five years from March 18, 2026 to March 31, 2031, with a monthly rental of ¥5.5 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the warehouse was transferred to the Buyer, and recognized a gain of $2,512,565 on disposal of the building and land on March 18, 2026.

During the fiscal years ended March 31, 2026, 2025, and 2024, the Company incurred total operating lease expenses of $2,779,487, $2,567,419 and $1,978,211, respectively.

Finance Leases

The components of finance lease expenses were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Finance leases cost:
Amortization of right-of-use assets	$100,513	$120,005	$351,626
Interest on lease liabilities	39,575	58,671	80,738
Total finance leases cost	$140,088	$178,676	$432,364

Supplemental cash flow information related to finance leases was as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$39,575	$58,671	$80,738

Supplemental balance sheet information related to leases as of March 31, 2026 and 2025 was as follows:

	March 31, 2026	March 31, 2025
Finance leases cost:
Software	$471,890	$499,591
Equipment and furniture	891,893	1,024,140
Subtotal	1,363,783	1,523,731
Less: accumulated depreciation	(1,221,746)	(1,343,156)
Property and equipment, net	$142,037	$180,575

The weighted average remaining lease terms and discount rates for all of finance leases as of March 31, 2026 and 2025 were as follows:

	March 31, 2026	March 31, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.84	1.96
Weighted average discount rate	6.89%	8.07%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2026:

	Operating Leases	Finance Leases
2027	$2,806,363	$89,908
2028	2,307,637	35,534
2029	1,765,231	16,191
2030	1,129,179	15,625
2031	517,863	13,264
Thereafter	496,236	-
Total lease payments	9,022,509	170,522
Less: imputed interest	(918,968)	(11,199)
Present value of lease liabilities	$8,103,541	$159,323